UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		161 Months Ended	167 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
Revenues:
License revenues	$ 0	$ 0	$ 100,000	$ 0	$ 0	$ 0	$ 0	$ 100,000
Operating Expenses:
Selling, general and administrative	984,667	121,429	1,293,623	448,033	827,674	2,307,972	9,573,327	10,866,950
Research and development	133,611	24,338	276,574	111,554	111,554	194,588	7,820,258	8,096,832
Loss from operations	(1,118,278)	(145,767)	(1,470,197)	(559,587)	(939,228)	(2,502,560)	(17,393,585)	(18,863,782)
Other income (expense)
Interest expense	(3,576)	(18,698)	(24,658)	(37,191)	(75,000)	(55,479)	(1,706,234)	(1,730,892)
Interest income	5,584	0	5,584	0	0	512	127,581	133,165
Loss from extinguishment of debt	(189,323)	0	(1,195,410)	0	0	0	0	(1,195,410)
Gain on settlement	0	0	0	0	0	0	375,000	375,000
Gain on forgiveness of liabilities	0	0	0	0	60,292	26,299	176,505	176,505
Total other expense, net	(187,315)	(18,698)	(1,214,484)	(37,191)	(14,708)	(28,668)	(1,027,148)	(2,241,632)
Net loss	(1,305,593)	(164,465)	(2,684,681)	(596,778)	(953,936)	(2,531,228)	(18,420,733)	(21,105,414)
Deemed dividend to preferred stockholders	(200,000)	0	(200,000)	0	(100,000)	0	(100,000)	(300,000)
Net loss attributable to common stockholders	$ (1,505,593)	$ (164,465)	$ (2,884,681)	$ (596,778)	$ (1,053,936)	$ (2,531,228)	$ (18,520,733)	$ (21,405,414)
Net loss per common share, basic and diluted	$ (0.08)	$ (0.08)	$ (0.23)	$ (0.30)	$ (0.53)	$ (1.28)
Weighted average common shares outstanding, basic and diluted	19,372,768	1,989,404	12,345,855	1,990,450	1,989,014	1,973,155